Consolidated Balance Sheet - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Current Assets
Cash & cash equivalents	$ 37,763	$ 45,761
Trade & other receivables	50,366	3,743
Prepayments	12,942	14,105
Total Current Assets	101,071	63,609
Non-Current Assets
Property, plant and equipment	1,084	1,814
Available-for-sale financial assets	2,321	1,997
Other non-current assets	3,361	1,916
Intangible assets	584,606	586,350
Total Non-Current Assets	591,372	592,077
Total Assets	692,443	655,686
Current Liabilities
Trade and other payables	18,921	21,805
Provisions	5,082	14,865
Total Current Liabilities	24,003	36,670
Non-Current Liabilities
Deferred tax liability	20,079	49,293
Provisions	42,956	52,957
Borrowings	59,397
Total Non-Current Liabilities	122,432	102,250
Total Liabilities	146,435	138,920
Net Assets	546,008	516,766
Equity
Issued Capital	889,481	830,425
Reserves	36,719	31,243
(Accumulated losses)/retained earnings	(380,192)	(344,902)
Total Equity	$ 546,008	$ 516,766